UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2017

Item #1. Reports to Stockholders.

INDEX
CBOE Vest S&P 500 Buffer Protect Strategy Fund
CBOE Vest Defined Distribution Strategy Fund
CBOE Vest S&P 500 Enhanced Growth Strategy Fund, CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund (collectively, the “CBOE Vest Funds”)

CBOE
VEST

The CBOE Vest Family of Funds

For the year ended October 31, 2017

Annual Report to Shareholders

CBOE Vest S&P 500® Buffer Protect Strategy Fund

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND

October 31, 2017

1

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Shareholder Letter
October 31, 2017

Dear Shareholder:
We are pleased to present the CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) Annual Report to Shareholders for the fiscal year ending October 31, 2017.
For the one-year period ending October 31, 2017, the net asset value (“NAV”) per Institutional Class Share of the Fund increased by 13.46%, compared with an increase of 13.86% for The CBOE® S&P 500® Buffer Protect Index Balanced Series.
Stock Market Performance
For the year ending October 31, 2017, the S&P 500® Index gained 23.6%. Ten of the eleven sectors within the S&P 500® Index were up during the period. The top two sectors were Information Technology and Financials, returning 39.0% and 37.0%, respectively. The two worst performing sectors for the index were Telecommunication Services, down 1.4%, and Energy, up 2.5%, for the year ending October 31, 2017.
Across the market capitalization spectrum, the S&P 400® Midcap Index return of 23.5% was comparable to the S&P 500® Index, while small-cap stocks, as measured by the Russell 2000® Small-Cap Index outperformed, with a return of 27.8%.
As of year-end, the dividend yield of about 2.0% on the S&P 500® was about 0.4% lower than the 10-Year U.S. Treasury Note yield of 2.4%. This relationship is a reversal from a year prior, when the dividend yield exceeded the 10-Year U.S. Treasury Note yield by 0.2%.
CBOE Vest Lineup is Expanding
During the year ending October 31, 2017, the CBOE Vest Financial LLC (the “Adviser”) team launched two additional funds, bringing our total up to four funds. We remain focused on executing our strategy and continue offering new and innovative products to help you manage risks or enhance returns.
Thank you for your continued support and trust in our ability to manage your investments in the Fund.
2

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Comparison of $100,000 Investment
As of October 31, 2017 (unaudited)

Institutional Class Shares
     CBOE Vest S&P 500® Buffer Protect Strategy Fund vs. The CBOE S&P 500® Buffer Protect Balanced Series Index

	Institutional Shares
	Total	Total
	Return	Return
	Year ended	Since Inception
	10/31/17	08/23/16* to 10/31/17
CBOE Vest S&P 500® Buffer Protect Strategy Fund	13.46%	10.08%
CBOE S&P 500® Buffer Protect Balanced Series Index	13.86%	10.36%
S&P 500® Index	21.12%	14.74%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The CBOE® Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) CBOE® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options ("FLEX Options") with varying strikes and expiration dates.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
*Inception date

3

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)

Investor Class Shares
     CBOE Vest S&P 500® Buffer Protect Strategy Fund vs. The CBOE S&P 500® Buffer Protect Balanced Series Index

Investor Shares
Total
Return
Since Inception
12/8/16* to 10/31/17
CBOE Vest S&P 500® Buffer Protect Strategy Fund	9.61%
CBOE S&P 500® Buffer Protect Balanced Series Index	10.26%
S&P 500® Index	14.65%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The CBOE® Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) CBOE® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options ("FLEX Options") with varying strikes and expiration dates.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
*Inception date

4

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of October 31, 2017 (unaudited)

5

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Investments
As of October 31, 2017

		Fair
	Shares	Value
MONEY MARKET FUND — 6.90%
Federated Treasury Obligations Fund, 0.90%(A)(B)	823,436	$ 823,436
(Cost: $823,436)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

PURCHASED OPTIONS — 96.27%
CALL OPTIONS — 94.56%
SPDR S&P 500 ETF Trust	37	$ 951,455	$ 0.01	8/15/18	936,193
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	11/15/17	951,418
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	5/16/18	940,188
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	1/17/18	946,435
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	10/17/18	933,236
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	4/18/18	942,260
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	7/18/18	938,082
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	9/19/18	933,311
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	6/20/18	937,967
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	12/20/17	946,460
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	2/21/18	945,912
SPDR S&P 500 ETF Trust	37	$ 951,455	0.01	3/21/18	942,319

TOTAL CALL OPTIONS					11,293,781
(Cost: $10,540,128)

PUT OPTIONS — 1.71%
SPDR S&P 500 ETF Trust	37	$ 951,455	$ 246.80	8/17/18	29,916
SPDR S&P 500 ETF Trust	37	$ 951,455	255.65	10/17/18	45,954
SPDR S&P 500 ETF Trust	37	$ 951,455	217.92	11/17/17	121
SPDR S&P 500 ETF Trust	37	$ 951,455	236.00	5/18/18	13,394
SPDR S&P 500 ETF Trust	37	$ 951,455	226.75	1/19/18	1,689
SPDR S&P 500 ETF Trust	37	$ 951,455	250.10	9/19/18	34,689
SPDR S&P 500 ETF Trust	37	$ 951,455	233.44	4/20/18	10,138
SPDR S&P 500 ETF Trust	37	$ 951,455	243.00	6/20/18	20,791
SPDR S&P 500 ETF Trust	37	$ 951,455	246.97	7/20/18	26,209
SPDR S&P 500 ETF Trust	37	$ 951,455	226.00	12/22/17	875
SPDR S&P 500 ETF Trust	37	$ 951,455	234.75	2/23/18	6,733
SPDR S&P 500 ETF Trust	37	$ 951,455	239.05	3/23/18	14,355

TOTAL PUT OPTIONS					204,864
(Cost: $302,501)
TOTAL PURCHASED OPTIONS — 96.27%					11,498,645
(Cost: $10,842,629)
TOTAL INVESTMENTS — 103.17%
(Cost: $11,666,065)					12,322,081
Liabilities in excess of other assets — (3.17%)					(378,248)
NET ASSETS — 100.00%					$ 11,943,833

(A)	Effective 7 day yield as of October 31, 2017.
(B)	All or a portion of this security is held as collateral for written options.

See Notes to Financial Statements
6

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Options Written
As of October 31, 2017

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

OPTIONS WRITTEN — (2.77%)
CALL OPTIONS — (2.03%)
SPDR S&P 500 ETF Trust	37	$(951,455)	$ 271.00	8/13/18	$ (13,884)
SPDR S&P 500 ETF Trust	37	$(951,455)	262.25	5/14/18	(19,170)
SPDR S&P 500 ETF Trust	37	$(951,455)	243.00	11/15/17	(53,344)
SPDR S&P 500 ETF Trust	37	$(951,455)	254.50	4/16/18	(32,560)
SPDR S&P 500 ETF Trust	37	$(951,455)	271.50	7/16/18	(8,802)
SPDR S&P 500 ETF Trust	37	$(951,455)	246.00	1/17/18	(47,064)
SPDR S&P 500 ETF Trust	37	$(951,455)	281.25	10/17/18	(7,123)
SPDR S&P 500 ETF Trust	37	$(951,455)	268.90	6/19/18	(10,699)
SPDR S&P 500 ETF Trust	37	$(951,455)	273.20	9/19/18	(11,519)
SPDR S&P 500 ETF Trust	37	$(951,455)	254.75	12/19/17	(19,094)
SPDR S&P 500 ETF Trust	37	$(951,455)	259.25	2/20/18	(13,981)
SPDR S&P 500 ETF Trust	37	$(951,455)	267.50	3/20/18	(5,346)
TOTAL CALL OPTIONS WRITTEN					(242,586)
(Premiums received $ 158,977)
PUT OPTION — (0.74%)
SPDR S&P 500 ETF Trust	37	$(951,455)	$ 222.12	8/15/18	$ (12,802)
SPDR S&P 500 ETF Trust	37	$(951,455)	196.13	11/15/17	(13)
SPDR S&P 500 ETF Trust	37	$(951,455)	212.40	5/16/18	(5,254)
SPDR S&P 500 ETF Trust	37	$(951,455)	204.07	1/17/18	(527)
SPDR S&P 500 ETF Trust	37	$(951,455)	230.09	10/17/18	(22,907)
SPDR S&P 500 ETF Trust	37	$(951,455)	210.10	4/18/18	(4,107)
SPDR S&P 500 ETF Trust	37	$(951,455)	222.27	7/18/18	(12,031)
SPDR S&P 500 ETF Trust	37	$(951,455)	225.09	9/19/18	(16,416)
SPDR S&P 500 ETF Trust	37	$(951,455)	218.70	6/20/18	(8,714)
SPDR S&P 500 ETF Trust	37	$(951,455)	203.40	12/20/17	(162)
SPDR S&P 500 ETF Trust	37	$(951,455)	211.28	2/21/18	(2,103)
SPDR S&P 500 ETF Trust	37	$(951,455)	215.15	3/21/18	(3,478)
TOTAL PUT OPTIONS WRITTEN					(88,514)
(Premiums received $250,776)
TOTAL OPTIONS WRITTEN — (2.77%)					$ (331,100)
(Premiums received: $409,753)

See Notes to Financial Statements
7

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Investments
As of October 31, 2017

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2017:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(331,100)	$—	$(331,100)	$—	$331,100	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements
8

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Assets & Liabilities
October 31, 2017

ASSETS
Investments at fair value (identified cost of $11,666,065)	$12,322,081
Cash deposits with broker	1,976
Dividends and interest receivable	598
Prepaid expenses	2,492
TOTAL ASSETS	12,327,147
LIABILITIES
Call options written, at fair value (premiums received $158,977)	242,586
Put options written, at fair value (premiums received $250,776)	88,514
Payable for capital stock redeemed	25
Accrued advisory fees	49,020
Accrued 12b-1 fees.	496
Accrued custody fees	1,250
Accrued administration and transfer agent fees	1,423
TOTAL LIABILITIES	383,314
NET ASSETS	$11,943,833
Net Assets Consist of:
Paid-in-capital applicable to 1,066,020 no par value shares of
beneficial interest outstanding, unlimited shares authorized	11,361,451
Accumulated net investment income (loss)	(69,649)
Accumulated net realized gain (loss) on investments.	(82,637)
Net unrealized appreciation (depreciation) of investments and options written	734,668
Net Assets	$11,943,833
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$10,613,974
Shares Outstanding	947,045
Net Assets Value, Offering and Redemption Price Per Share	$11.21
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$1,329,859
Shares Outstanding	118,975
Net Assets Value, Offering and Redemption Price Per Share	$11.18 *

*May be subject to a 2% redemption fee if redeemed within 30 days of purchase.
See Notes to Financial Statements
9

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Operations
For the year ended October 31, 2017

INVESTMENT INCOME
Interest	$2,199
Total investment income.	2,199
EXPENSES
Investment management fees (Note 2)	48,634
12b-1 fees Investor Class (Note 2)	2,395
Recordkeeping and administrative services (Note 2)	16,473
Accounting fees (Note 2)	16,990
Custody fees	13,804
Transfer agent fees (Note 2)	12,374
Professional fees	45,060
Filing and registration fees	879
Trustee fees	2,537
Compliance fees	6,623
Shareholder reports	21,381
Shareholder servicing (Note 2)
Institutional Class	7,177
Investor Class	2,395
Insurance	3,065
FLEX Options pricing fees (Note 2)	8,139
Other	8,431
Total expenses	216,357
Management fee waivers and reimbursed expenses (Note 2)	(143,163)
Net Expenses	73,194
Net investment income (loss)	(70,995)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on put options purchased	(293,436)
Net realized gain (loss) on call options purchased.	308,766
Net realized gain (loss) on put options written	33,609
Net realized gain (loss) on call options written	(131,102)
Net realized gain (loss) on options purchased and written.	(82,163)
Net increase (decrease) in unrealized appreciation (depreciation)
on put options purchased	(92,907)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options purchased.	753,793
Net increase (decrease) in unrealized appreciation (depreciation)
on put options written	161,467
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	(85,728)
Net increase (decrease) in unrealized appreciation (depreciation)
on options purchased and written.	736,625
Net realized and unrealized gain (loss)	654,462
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.	$583,467

See Notes to Financial Statements
10

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statements of Changes in Net Assets

		Period
	For the year ended	August 23,2016* to
	October 31, 2017	October 31, 2016
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(70,995)	$(617)
Net realized gain (loss) on options purchased
and written	(82,163)	(474)
Net increase (decrease) in unrealized
appreciation (depreciation) of options
purchased and options written	736,625	(1,957)
Increase (decrease) in net assets
from operations.	583,467	(3,048)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	11,456,509	274,100
Investor Class	1,364,622	—
Shares redeemed
Institutional Class	(1,590,885)	(10,000)
Investor Class	(130,932)	—
Increase (decrease) in net assets from
capital stock transactions	11,099,314	264,100
NET ASSETS
Increase (decrease) during period	11,682,781	261,052
Beginning of period	261,052	—
End of period**	$11,943,833	$261,052
** Includes accumulated undistributed net
investment income (loss) of:	$(69,649)	$(617)

*	Inception date.

See Notes to Financial Statements
11

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
		For the period
	For the year ended	August 23, 2016* to
	October 31, 2017	October 31, 2016
Net asset value, beginning of period	$9.88	$10.00

Investment activities
Net investment income (loss)(1)	(0.11)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.44	(0.10)
Total from investment activities	1.33	(0.12)

Net asset value, end of period	$11.21	$9.88
Total Return	13.46%	(1.20	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.27%	46.89	%**
Expenses, net of waiver (Note 2)	1.08%	1.25	%**
Net investment income (loss)	(1.05%)	(0.98	%)**
Portfolio turnover rate(2)	0.00%	0.00	%***
Net assets, end of period (000's)	$10,614	$261

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
12

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Investor Class

	For the period
	December 7, 2016*to
	October 31, 2017
Net asset value, beginning of period	$10.20
Investment activities
Net investment income (loss)(1)	(0.13)
Net realized and unrealized gain (loss) on investments	1.11
Total from investment activities	0.98
Net asset value, end of period	$11.18
Total Return	9.61	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.74	%**
Expenses, net of waiver (Note 2)	1.38	%**
Net investment income (loss)	(1.35	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$1,330

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
13

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017

Note 1 – Organization and Significant Accounting Policies
The CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception dates were August 23, 2016 for Institutional Class and December 7, 2016 for Investor Class.
The investment objective is to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair
14

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
The CBOE® S&P 500® Buffer Protect Index Series methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), the majority owner of the Adviser. The NAV of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.
FLEX Options are valued by a combination of an affiliated pricing service and an independent third party pricing service both of which utilize an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the fair value of the securities of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
15

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

When the Fund uses fair value pricing to determine the value of the securities held by the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$823,436	$—	$—	$823,436
Call Options	—	11,293,781	—	11,293,781
Put Options	—	204,864	—	204,864
	$823,436	$11,498,645	$—	$12,322,081
Liabilities
Call Options written	$—	$(242,586)	$—	$(242,586)
Put Options written	—	(88,514)	—	(88,514)
	$—	$(331,100)	$—	$(331,100)

Refer to the Fund’s Schedules of Investments and Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the year ended October 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended October 31, 2017.
16

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
17

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2017, such reclassifications reduced paid-in-capital and accumulated undistributed net investment loss by $1,963.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers A Class, C Class, Investor Class and Institutional Class shares. A Class shares include a maximum front-end sales charge of 5.75%. A, C and Investor Class shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase. At October 31, 2017, there were no Class A or Class C shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
18

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Asset Derivatives
Purchased Options – Put	$204,864
Purchased Options – Call	11,293,781
	$11,498,645	*

Derivative	Fair Value Liability Derivatives
Written Options – Put	$(88,514	)**
Written Options – Call	(242,586	)***
	$(331,100)

*	Statement of Assets and Liabilities location: Investments at fair value
**	Statement of Assets and Liabilities location: Put options written at fair value
***	Statement of Assets and Liabilities location: Call options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended October 31, 2017 is as follows:

		Change in
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Put	$(293,436)	$(92,907)
Purchased Options – Call	308,766	753,793
Written Options – Put	33,609	161,467
Written Options – Call	(131,102)	(85,728)

*	Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.
**
Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

19

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

The average volume of activity for options written for the Fund during the period ended October 31, 2017 is as follows:

Average notional value of:
Purchased Options	$20,571,704
Written Options	$(20,571,704)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
20

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the year ended October 31, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$ 48,634	$ 48,634	$ 94,529

21

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Effective July 14, 2017, the Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Advisor had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25%. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of October 31, 2017 was $165,767 which expires as follows:

Recoverable Reimbursements and Expiration Dates
2019	2020	Total
$22,604	$143,163	$165,767

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended October 31, 2017, FDCC received no underwriting fees.
The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.
22

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

The Fund has adopted a shareholder service plan with respect to its Investor and Institutional Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.
For the year ended October 31, 2017, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Services	$ 7,177
Investor	12b-1	2,395
Investor	Shareholder Services	7,589

Commonwealth Fund Services, Inc. ("CFS") acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended October 31, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$16,473	$12,374	$16,990

The Fund receives pricing services from CBOE, an affiliate of the Advisor. For the year ended October 31, 2017, CBOE received $8,139 for its pricing services.
Certain officers of the Trust are also officers and/or directors of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
23

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the year ended October 31, 2017, were as follows:

Purchases	Sales
$17,300,743	$ 6,741,037

The above amounts do not include the following:

Premiums	Written
from Options	Options
Written	Bought Back
$ 727,848	$424,697

Note 4 – Distributions To Shareholders And Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.
There were no distributions paid during the year ended October 31, 2017.
As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Year ended
October 31, 2017
Other accumulated (loss)	$(152,286)
Net unrealized appreciation (depreciation) on investments.	734,668
$582,382

As of October 31, 2017, the Fund had a $82,637 capital loss carryforward that may be carried forward indefinitely and retains the character of short-term capital loss. Other accumulated losses relate to Late Year Ordinary Loss of $69,649 and capital loss carryforward of $82,637.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$11,666,065	$753,653	$(97,636)	$656,017

24

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Note 5 – Capital Stock Transactions

Capital stock transactions were:

Year ended
October 31, 2017
Institutional Class Shares
Shares sold.	1,070,188
Shares redeemed	(149,553)
Net increase (decrease)	920,635

Period August 23, 2016 to
October 31, 2016
Institutional Class Shares
Shares sold.	27,412
Shares redeemed	(1,002)
Net increase (decrease)	26,410

Period December 7, 2016 to
October 31, 2017
Investor Class Shares
Shares sold.	131,213
Shares redeemed	(12,238)
Net increase (decrease)	118,975

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.
25

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Report of Independent Registered Public Accounting Firm
October 31, 2017

To the Shareholders of CBOE Vest S&P 500® Buffer Protect Strategy Fund and Board of Trustees of World Funds Trust
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”), a series of World Funds Trust, as of October 31, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CBOE Vest S&P 500® Buffer Protect Strategy Fund as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 16, 2018
26

Supplemental Information
World Funds Trust (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

Non-Interested Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position Held	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	51	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University,
Professor of Marketing from
1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	51	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community	51	Independent Trustee of
(81)	Since	Financial Institutions Consulting		Chesapeake
Trustee	August 2013	(bank consulting) since 1997		Investment Trust for the
		to present.		one series of that trust;
Leeward Investment Trust
for the one series of that
trust; Hillman Capital
Management Investment
Trust for the one series of
that trust; and Starboard
Investment Trust for the
17 series of that trust; (all
registered investment
companies).

27

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) — (Continued)

Officers Who are not Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position(s)	Time	During the	Overseen	Held by
Held with the Trust	Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since	Development, Commonwealth
President and	August 2017	Fund Services, Inc.,
Principal Executive		October 2013 – present; Senior
Officer		Vice President of Business
Development and other positions
for Huntington Asset Services, Inc.
from 1986 to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and		Services, Inc., 2003 to present.
Principal Financial
Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration and	N/A	N/A
(63)	Since	Fund Accounting, Commonwealth
Assistant Treasurer	November 2015	Fund Services, Inc., 2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since	John H. Lively & Associates, Inc.
Secretary	November 2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(54)	Since	Operations, Commonwealth Fund
Assistant Secretary	November 2015	Services, Inc., January 2015 to
present, Corporate Accounting
and HR Manager from
2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since	Solutions, LLC (investment
Chief Compliance	August 2013	compliance and consulting)
Officer		since March 2007.

28

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) — (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
29

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest S&P 500 Buffer Protect Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2017, and held for the six months ended October 31, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
30

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value	Value	Expense	Period Ended*
	(5/1/2017)	(10/31/2017)	Ratio	10/31/2017
Institutional Class Actual	$1,000.00	$1,044.73	1.05%	$5.41
Institutional Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.35
Investor Class Actual	$1,000.00	$1,042.91	1.31%	$6.75
Investor Class Hypothetical**	$1,000.00	$1,018.45	1.31%	$6.66

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses.

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

32

Investment Advisor:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
33

CBOE VEST

The CBOE Vest Family of Funds

For the year ended October 31, 2017

Annual Report to Shareholders

CBOE Vest Defined Distribution Strategy Fund

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

October 31, 2017

Page
Shareholder Letter	2
Comparison of $100,000 Investment and $10,000 Investment	3
Holdings by Type as Percentage of Net Assets	7
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	30
Supplemental Information	31
Fund Expenses	34

1

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Shareholder Letter
October 31, 2017

Dear Shareholder:
We are pleased to present the CBOE Vest S&P 500® Defined Distribution Strategy Fund (the “Fund”) Annual Report to Shareholders for the fiscal year ending October 31, 2017.
For the one-year year ending October 31, 2017, the net asset value (“NAV”) per Institutional Class Share of the Fund increased by 1.56%, compared with an increase of 0.90% for the Bloomberg Barclays US Aggregate Index.
Fixed Income Market Performance
For the year ending October 31, 2017, the Bloomberg Barclays US Aggregate Index returned 0.90%. This index represents investments across a broad range of US fixed income investments, including the government, corporate, and mortgage sectors. In the US Government sector, The Bloomberg Barclays U.S. Treasury Total Return indices for the 1-3 year, 3-5 year, and 5-7 year terms returned 0.25%, -0.27%, and -0.81%, respectively. Representing the shortest of the US treasurys, the Bloomberg US Generic One Month T-Bill Index averaged 0.70% for the year ended October 31, 2017.
Stock Market Performance
For the year ending October 31, 2017, the S&P 500® Index gained 23.6%. Ten of the eleven sectors within the S&P 500® Index were up during the period. The top two sectors were Information Technology and Financials, returning 39.0% and 37.0%, respectively. The two worst performing sectors for the index were Telecommunication Services, down 1.4%, and Energy, up 2.5%, for the year ending October 31, 2017.
Across the market capitalization spectrum, the S&P 400® Midcap Index return of +23.5% was comparable to the S&P 500® Index, while small-cap stocks, as measured by the Russell 2000® Small-Cap Index outperformed, with a return of 27.8%.
As of year-end, the dividend yield of about 2.0% on the S&P 500® was about 0.4% lower than the 10-Year U.S. Treasury Note yield of 2.4%. This relationship is a reversal from a year prior, when the dividend yield exceeded the 10-Year U.S. Treasury Note yield by 0.2%.
CBOE Vest Lineup is Expanding
During the year ending October 31, 2017, the CBOE Vest Financial LLC (the “Adviser”) team launched two additional funds, bringing our total up to four funds. We remain focused on executing our strategy and continue offering new and innovative products to help you manage risks or enhance returns.
Thank you for your continued support and trust in our ability to manage your investments in the Fund.
2

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Comparison of $100,000 Investment
As of October 31, 2017 (unaudited)

Institutional Class Shares
CBOE Vest Defined Distribution Strategy Fund vs. the Bloomberg Barclays U.S. Aggregate Index

	Institutional Shares
	Total	Total
	Return	Return
	Year Ended	Since Inception
	10/31/17	09/14/16* to 10/31/17
CBOE Vest Defined Distribution Strategy Fund	1.56%	2.01%
Bloomberg Barclays US Aggregate Index	0.90%	0.60%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
Bloomberg Barclays US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
3

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)

Investor Class Shares
CBOE Vest Defined Distribution Strategy Fund vs. the Bloomberg Barclays U.S. Aggregate Index

Investor Shares
Total
Return
Since Inception
11/23/16* to 10/31/17
CBOE Vest Defined Distribution Strategy Fund	0.76%
Bloomberg Barclays US Aggregate Index	3.46%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
Bloomberg Barclays US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
4

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)

A Shares
CBOE Vest Defined Distribution Strategy Fund vs. the Bloomberg Barclays U.S. Aggregate Index

A Shares
Total
Return
Since Inception
2/22/17* to 10/31/17
CBOE Vest Defined Distribution Strategy Fund	2.71%
Bloomberg Barclays US Aggregate Index	2.69%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
Bloomberg Barclays US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.
5

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)

C Shares
CBOE Vest Defined Distribution Strategy Fund vs. the Bloomberg Barclays U.S. Aggregate Index

C Shares
Total
Return
Since Inception
11/2/16* to 10/31/17
CBOE Vest Defined Distribution Strategy Fund	0.55%
Bloomberg Barclays US Aggregate Index	0.80%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
Bloomberg Barclays US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.
6

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of October 31, 2017 (unaudited)

7

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Schedule of Investments
As of October 31, 2017

		Fair
	Shares	Value

MONEY MARKET FUND – 0.02%
Federated Treasury Obligations Fund, 0.90%(A)(B)	11,744	$ 11,744
(Cost: $11,744)

U. S. GOVERNMENT SECURITIES – 100.48%	Principal Amount	Fair Value
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures December 14, 2017	51,673,000	51,611,840
(Cost: $51,611,840)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

PURCHASED OPTIONS – 0.00%
CALL OPTIONS – 0.00%
SPDR S&P 500 ETF Trust	5,920	$152,232,800	$ 347.92	12/1/17	—
TOTAL CALL OPTIONS PURCHASED –					—
(Cost: $11,198)
PUT OPTIONS – 0.00%
SPDR S&P 500 ETF Trust	5,920	$152,232,800	$ 156.86	12/1/17	2,311
TOTAL PUT OPTIONS PURCHASED –					2,311
(Cost: $11,198)
TOTAL PURCHASED OPTIONS – 0.00%					2,311
(Cost: $22,396)
TOTAL INVESTMENTS – 100.50%
(Cost: $51,645,980)					51,625,895
Other assets, net of liabilites – (0.50)%					(259,076)
NET ASSETS – 100.00%					$ 51,366,819

(A)	Effective 7 day yield as of October 31, 2017.
(B)	All or a portion of this security is held as collateral for written options.

See Notes to Financial Statements
8

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Schedule of Options Written
As of October 31, 2017

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

OPTIONS WRITTEN – (0.63)%
CALL OPTIONS – (0.23)%
SPDR S&P 500 ETF Trust	5,920	$(152,232,800)	$ 263.06	12/1/17	$ (118,907)
TOTAL CALL OPTIONS WRITTEN –					(118,907)
(Premiums received: $107,200)
PUT OPTION – (0.40)%
SPDR S&P 500 ETF Trust	5,920	$(152,232,800)	$ 241.72	12/1/17	(204,063)
TOTAL PUT OPTIONS WRITTEN –					(204,063)
(Premiums received: $195,997)
TOTAL OPTIONS WRITTEN – (0.63)%					$ (322,970)
(Premiums received: $ 303,197)

See Notes to Financial Statements
9

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Schedule of Investments
As of October 31, 2017

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2017:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(322,970)	$—	$(322,970)	$ —	$322,970	$ —

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
10

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Assets and Liabilities
October 31, 2017

ASSETS
Investments at fair value (identified cost of $51,645,980) (Note 1)	$51,625,895
Cash deposits with broker	464,375
Receivable for securities sold	303,197
Receivable for capital stock sold	20,328
Dividends and interest receivable	369
Prepaid expenses	14,467
TOTAL ASSETS	52,428,631

LIABILITIES
Call options written at fair value (premiums received $107,200)	118,907
Put options written at fair value (premiums received $195,997)	204,063
Payable for capital stock redeemed	1,371
Payable for written options exercised	665,475
Payable for securities purchased	22,395
Accrued advisory fees	34,634
Accrued 12b-1 fees	7,526
Accrued custody fees	1,250
Accrued administration, fund accounting, and transfer agent fees	4,317
Other accrued expenses	1,874
TOTAL LIABILITIES	1,061,812
NET ASSETS	$51,366,819

Net Assets Consist of:
Paid-in-capital applicable to 5,264,445 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$51,626,468
Accumulated net investment income (loss)	(219,791)
Net unrealized appreciation (depreciation) of investments and options written	(39,858)
Net Assets	$51,366,819

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$15,284,793
Shares Outstanding	1,563,494
Net Assets Value, Offering and Redemption Price Per Share	$9.78

Investor Class Shares
Net Assets	$26,148,747
Shares Outstanding	2,682,136
Net Assets Value, Offering and Redemption Price Per Share**	$9.75

A Class Shares
Net Assets	$9,602,255
Shares Outstanding	984,618
Net Assets Value, Offering and Redemption Price Per Share**	$9.75
Maximum Offering Price Per Share*	$10.35

C Class Shares
Net Assets	$331,024
Shares Outstanding	34,197
Net Assets Value, Offering and Redemption Price Per Share**	$9.68

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements
11

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Operations
Year ended October 31, 2017

INVESTMENT INCOME
Interest	$243,744
Total investment income	243,744
EXPENSES
Investment management fees (Note 2)	249,362
12b-1 fees (Note 2)
Investor Class	52,563
A Class	10,295
C Class	1,599
Recordkeeping and administrative services (Note 2)	30,375
Accounting fees (Note 2)	30,685
Custody fees	12,023
Transfer agent fees (Note 2)	21,547
Professional fees	51,732
Filing and registration fees	6,000
Trustee fees	5,621
Compliance fees	7,405
Shareholder reports	34,838
Shareholder servicing (Note 2)
Institutional Class	8,441
Investor Class	32,833
A Class	4,330
C Class	20
FLEX Options pricing fees (Note 2)	5,332
Other	22,067
Total expenses	587,068
Management fee waivers and reimbursed expenses (Note 2)	(107,000)
Net Expenses	480,068
Net investment income (loss)	(236,324)
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(8,042)
Net realized gain (loss) on call options purchased	(96,769)
Net realized gain (loss) on put options purchased	(100,772)
Net realized gain (loss) on call options written	(512,665)
Net realized gain (loss) on put options written	1,373,788
Net realized gain (loss) on investments and options purchased and written	655,540
Net increase (decrease) in unrealized appreciation (depreciation)
on call options purchased	(11,198)
Net increase (decrease) in unrealized appreciation (depreciation)
on put options purchased	(8,887)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	(11,707)
Net increase (decrease) in unrealized appreciation (depreciation)
on put options written	(8,066)
Net increase (decrease) in unrealized appreciation (depreciation)
on options purchased and written	(39,858)
Net realized and unrealized gain (loss)	615,682
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$379,358
See Notes to Financial Statements
12

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Changes in Net Assets

		Period
	Year ended	September 14, 2016*
	October 31, 2017	to October 31, 2016
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(236,324)	$(47)
Net realized gain (loss) on options purchased
and written	655,540	283
Net increase (decrease) in unrealized
appreciation (depreciation) of investments,
options purchased and written	(39,858)	—
Increase (decrease) in net assets from operations	379,358	236
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(1,518,626)	—
Decrease in net assets from distributions	(1,518,626)	—
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	18,019,636	36,210
Investor Class	27,844,756	—
A Class	9,974,520	—
C Class	553,000	—
Distributions reinvested
Institutional Class	342,796	—
Investor Class	928,205	—
A Class	6,525	—
C Class	5,954	—
Shares redeemed
Institutional Class	(2,870,046)	—
Investor Class	(1,863,112)	—
A Class	(252,742)	—
C Class	(219,851)	—
Increase (decrease) in net assets from
capital stock transactions	52,469,641	36,210
NET ASSETS
Increase (decrease) during period	51,330,373	36,446
Beginning of period	36,446	—
End of period**	$51,366,819	$36,446
**Includes accumulated net investment
income (loss) of:	$(219,791)	$—

*	Inception date.

See Notes to Financial Statements
13

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
		For the period
	Year ended	September 14, 2016*
	October 31, 2017	to October 31, 2016
Net asset value, beginning of period	$10.07	$10.00
Investment activities
Net investment income (loss)(1)	(0.04)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.19	0.08
Total from investment activities	0.15	0.07
Distributions
Net realized gain	(0.44)	—
Total distributions	(0.44)	—
Net asset value, end of period	$9.78	$10.07
Total Return	1.56%	0.70	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.74%	318.83	%**
Expenses, net of waiver (Note 2)	1.25%	1.25	%**
Net investment income (loss)	(0.47%)	(0.98	%)**
Portfolio turnover rate(2)	0.00%	0.00	%***
Net assets, end of period (000's)	$15,285	$36

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
14

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Investor Class
	Period
	November 22, 2016* to
	October 31, 2017
Net asset value, beginning of period	$10.12
Investment activities
Net investment income (loss)(1)	(0.07)
Net realized and unrealized gain (loss) on investments	0.14
Total from investment activities	0.07
Distributions
Net realized gain	(0.44)
Total distributions	(0.44)
Net asset value, end of period	$9.75
Total Return	0.76	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.74	%**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(0.80	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$26,149

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
15

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	A Class
	Period
	February 22, 2017* to
	October 31, 2017
Net asset value, beginning of period	$9.80
Investment activities
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss) on investments	0.31
Total from investment activities	0.26
Distributions
Net realized gain	(0.31)
Total distributions	(0.31)
Net asset value, end of period	$9.75
Total Return	2.71	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.89	%**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(0.68	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$9,602

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
16

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	C Class
	Period
	November 1, 2016* to
	October 31, 2017
Net asset value, beginning of period	$10.07
Investment activities
Net investment income (loss)(1)	(0.15)
Net realized and unrealized gain (loss) on investments	0.20
Total from investment activities	0.05
Distributions
Net realized gain	(0.44)
Total distributions	(0.44)
Net asset value, end of period	$9.68
Total Return	0.55	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.72	%**
Expenses, net of waiver (Note 2)	2.25	%**
Net investment income (loss)	(1.50	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$331

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
17

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017

Note 1 – Organization and Significant Accounting Policies
The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was September 14, 2016.
The investment objective is to generate consistent periodic distributions for shareholders while preserving capital over the long term.
In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally,
18

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
The Defined Distribution Option Strategy methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), a majority owner of the Adviser. The NAV of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference Exchange Traded Fund (“ETF”) to attempt to collect a target level of premium income on a monthly basis. The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.
FLEX Options are valued by an affiliated pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the fair value of the securities of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
19

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

When the Fund uses fair value pricing to determine the value of the securities held by the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$11,744	$—	$—	$11,744
U. S. Government Securities	—	51,611,840	—	51,611,840
Call Options Purchased	—	—	—	—
Put Options Purchased	—	2,311	—	2,311
	$11,744	$51,614,151	$—	$51,625,895
Liabilities
Call Options Written	$—	$(118,907)	$—	$(118,907)
Put Options Written	—	(204,063)	—	(204,063)
	$—	$(322,970)	$—	$(332,970)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type.
There were no transfers into or out of any levels during the year ended October 31, 2017. The Fund recognizes transfers between fair value hierarchy
20

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended October 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
21

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2017, such reclassifications reduced paid-in-capital by $879,383, accumulated net realized gain (loss) on investments by 862,850 and accumulated net investment loss by $16,533.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers Class A, Class C, Investor Class and Institutional Class shares. A Class shares include a maximum front-end sales charge of 5.75%. A, C and Investor Class shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
22

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Fair Value
Derivative	Asset Derivatives
Purchased Options – Call	$—
Purchased Options – Put	2,311
	$2,311	*

	Fair Value
Derivative	Liability Derivatives
Written Options – Call	$(118,907	)**
Written Options – Put	(204,063	)***
	$(322,970)

*	Statement of Assets and Liabilities location: Investments at Fair Value
**	Statement of Assets and Liabilities location: Call options written at fair value
***	Statement of Assets and Liabilities location: Put options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended October 31, 2017 is as follows:

		Change in
		Unrealized Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives Recognized	Derivatives Recognized
Derivative	in Income*	in Income
Purchased Options – Call	$(96,769)	$(11,198)
Purchased Options – Put	(100,772)	(8,887)
Written Options – Call	(512,665)	(11,707)
Written Options - Put	1,373,788	(8,066)

*	Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The average volume of activity for written options for the Fund during the period ended October 31, 2017 is as follows:

Average notional value of :
Purchased Options	$ 201,962,096
Written Options	$ (201,962,096)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right,
23

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
24

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the year ended October 31, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$ 249,362	$ 107,000	$ —

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
25

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

The total amount of recoverable reimbursements as of October 31, 2017 and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates
2019	2020	Total
$ 15,102	$ 107,000	$ 122,102

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares and Class A Shares expenses and 1.00% for Class C Share expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.
The Fund has adopted a shareholder service plan with respect to its Investor, Institutional Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
26

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

For the year ended October 31, 2017, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder service	$ 8,441
Investor	12b-1	52,563
Investor	Shareholder service	32,833
A	12b-1	10,295
A	Shareholder service	4,330
C	12b-1	1,599
C	Shareholder service	20

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended October 31, 2017, FDCC received no underwriting fees.
Commonwealth Fund Services, Inc. ("CFS") acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended October 31, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$ 30,375	$ 21,547	$30,685

The Fund receives pricing services from CBOE, an affiliate of the Advisor. For the year ended October 31, 2017, CBOE received $5,332 for its pricing services.
Certain officers of the Trust are also officers and/or directors of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the year ended October 31, 2017, were as follows:

Purchases	Sales
$ 219,967	$ 30

The above amounts do not include the following:

Premiums from	Options
options written	bought back
$2,815,890	$ 1,651,570

27

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Purchases of	Sales of
government securities	government securities
$174,230,008	$122,891,395

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to make monthly distributions.
The tax character of distributions during the year ended October 31, 2017 and the period September 14, 2016 to October 31, 2016 were as follows:

Period
	Year ended	September 14, 2016 to
	October 31, 2017	October 31, 2016
Ordinary Income	$ 639,243	$ —
Return of Capital	879,383	$ —
	$1,518,626	$ —

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Year ended
October 31, 2017
Other accumulated (loss)	$(219,791)
Net unrealized appreciation (depreciation)	(39,858)
$(259,649)

Other accumulated (loss) relates  to Late Year Ordinary Loss Deferral of $219,791.
Cost of investments for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 51,645,980	$ —	$ (20,085)	$ (20,085)

28

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Note 5 – Capital Stock Transactions
Capital stock transactions were:

	Period
		November 22,	February 22,	November 1,
	Year ended	2016 to	2017 to	2016 to
	October 31, 2017
	Institutional Class	Investor Class	A Class	C Class
Shares sold	1,816,959	2,776,976	1,009,653	56,062
Shares reinvested	34,781	94,091	664	608
Shares redeemed	(291,867)	(188,931)	(25,699)	(22,473)
Net increase (decrease)	1,559,873	2,682,136	984,618	34,197

Period
September 14, 2016 to
October 31, 2016
Institutional Class Shares
Shares sold	3,621
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	3,621

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.
29

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Report of Independent Registered Public Accounting Firm
October 31, 2017

To the Shareholders of CBOE Vest Defined Distribution Strategy Fund and Board of Trustees of World Funds Trust
To the Shareholders of CBOE Vest Defined Distribution Strategy Fund and
Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of CBOE Vest Defined Distribution Strategy Fund (the “Fund”), a series of World Funds Trust, as of October 31, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CBOE Vest Defined Distribution Strategy Fund as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 16, 2018
30

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

Non-Interested Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	51	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University,
Professor of Marketing from
1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	51	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community	51	Independent Trustee of
(81)	Since	Financial Institutions Consulting		Chesapeake
Trustee	August 2013	(bank consulting) since 1997		Investment Trust for the
		to present.		one series of that trust;
Leeward Investment Trust
for the one series of that
trust; Hillman Capital
Management Investment
Trust for the one series of
that trust; and Starboard
Investment Trust for the
17 series of that trust; (all
registered investment
companies).

31

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)

Officers Who Are Not Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position(s)	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since	Development, Commonwealth
President and	August 2017	Fund Services, Inc.,
Principal Executive		October 2013 – present; Senior
Officer		Vice President of Business
Development and other positions
for Huntington Asset Services, Inc.
from 1986 to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and		Services, Inc., 2003 to present.
Principal Financial
Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration and	N/A	N/A
(63)	Since	Fund Accounting, Commonwealth
Assistant Treasurer	November 2015	Fund Services, Inc.,
2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since	John H. Lively & Associates, Inc.
Secretary	November 2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(54)	Since	Operations, Commonwealth Fund
Assistant Secretary	November 2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since	Solutions, LLC (investment
Chief Compliance	August 2013	compliance and consulting) since
Officer		March 2007.

32

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
33

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of A Class shares or deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest Defined Distribution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2017, and held for the period ended October 31, 2017.
Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
34

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited) (Continued)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	Ended*
	(5/1/17)	(10/31/17)	Ratio	(10/31/17)
Institutional Class Actual	$1,000.00	$1,015.90	1.25%	$ 6.35
Institutional Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$ 6.36
Investor Class Actual	$1,000.00	$ 1,013.90	1.50%	$ 7.61
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.63
A Class Actual	$1,000.00	$1,013.90	1.50%	$ 7.61
A Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.63
C Class Actual	$1,000.00	$1,010.80	2.25%	$11.40
C Class Hypothetical**	$1,000.00	$1,013.75	2.25%	$11.42

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

35

Investment Advisor:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
36

CBOE VEST

The CBOE Vest Family of Funds

Annual Report to Shareholders

CBOE Vest S&P 500® Enhanced Growth Strategy Fund

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

October 31, 2017

1

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Shareholder Letter
October 31, 2017

Dear Shareholder:
We are pleased to present the CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the “Fund”) Annual Report to Shareholders for the fiscal year ending October 31, 2017.
For the period commencing with the fund inception date, December 21, 2016, through October 31, 2017, the net asset value (“NAV”) per Institutional Class Share of the Fund increased by 15.00%, compared with an increase of 14.54% for The CBOE S&P 500® Enhanced Growth Index Balanced Series.
Stock Market Performance
For the period from fund inception through October 31, 2017, the S&P 500® Index gained 15.6%. Nine of the eleven sectors within the S&P 500® Index were up during the period. The top two sectors were Information Technology and Health Care, returning 34.9% and 19.5%, respectively. The two worst performing sectors for the index were Telecommunication Services and Energy, down 11.5% and 8.2%, respectively.
Across the market capitalization spectrum, both mid-cap and small-cap stocks trailed the S&P 500®. The S&P 400® Midcap Index returned +10.7% while the Russell 2000® Small-Cap index returned 10.5%.
As of period-end, the dividend yield of about 2.0% on the S&P 500® was about 0.4% lower than the 10-Year U.S. Treasury note yield of 2.4%. This relationship is a reversal from a year prior, when the dividend yield exceeded the 10-Year U.S. Treasury note yield by 0.2%.
CBOE Vest Lineup is Expanding
During the year ending October 31, 2017, the CBOE Vest Financial LLC (the “Adviser”) team launched one additional fund, bringing our total up to four funds. We remain focused on executing our strategy and continue offering new and innovative products to help you manage risks or enhance returns.
Thank you for your continued support and trust in our ability to manage your investments in the Fund.
2

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Comparison of $100,000 Investment
As of October 31, 2017 (unaudited)

Institutional Class Shares
CBOE Vest S&P 500® Enhanced Growth Strategy Fund vs. CBOE® S&P 500® Enhanced Growth Index Balanced Series

Institutional Shares
Total
Return
Since Inception
12/21/16* to 10/31/17
CBOE Vest S&P 500® Enhanced Growth Strategy Fund	15.00%
CBOE® S&P 500® Enhanced Growth Index Balanced Series	14.54%
S&P 500® Index	13.69%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.
The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market.
Past performance is not predictive of future performance.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
3

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)

Investor Class Shares
CBOE Vest S&P 500® Enhanced Growth Strategy Fund vs. CBOE® S&P 500® Enhanced Growth Index Balanced Series
insert investor

Investor Shares
Total
Return
Since Inception
2/1/17* to 10/31/17
CBOE Vest S&P 500® Enhanced Growth Strategy Fund	13.34%
CBOE® S&P 500® Enhanced Growth Index Balanced Series	13.45%
S&P 500® Index	12.97%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.
The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market.
Past performance is not predictive of future performance.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
4

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)

A Shares
CBOE Vest S&P 500® Enhanced Growth Strategy Fund vs. CBOE® S&P 500® Enhanced Growth Index Balanced Series

A Shares
Total
Return
Since Inception
2/1/17* to 10/31/17
CBOE Vest S&P 500® Enhanced Growth Strategy Fund	13.24%
CBOE® S&P 500® Enhanced Growth Index Balanced Series	13.45%
S&P 500® Index	12.97%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.
The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market.
Past performance is not predictive of future performance.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.
5

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of October 31, 2017 (unaudited)

6

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of October 31, 2017

		Fair
	Shares	Value
MONEY MARKET FUND — 0.39%
Federated Treasury Obligations Fund, 0.90%(A)	150,831	$ 150,831
(Cost: $150,831)
PURCHASED OPTIONS — 104.80%
CALL OPTIONS* — 104.80%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust	120	$3,085,800	$ 0.01	August 15, 2018	3,036,301
SPDR S&P 500 ETF Trust	120	3,085,800	246.80	August 15, 2018	211,006
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	November 15, 2017	3,085,680
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	May 16, 2018	3,049,258
SPDR S&P 500 ETF Trust	120	3,085,800	236.00	May 16, 2018	292,920
SPDR S&P 500 ETF Trust	120	3,085,800	217.92	November 15, 2017	471,829
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	January 17, 2018	3,069,518
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	October 17, 2018	3,026,712
SPDR S&P 500 ETF Trust	120	3,085,800	255.65	October 17, 2018	159,480
SPDR S&P 500 ETF Trust	120	3,085,800	226.75	January 17, 2018	368,405
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	April 18, 2018	3,055,977
SPDR S&P 500 ETF Trust	120	3,085,800	233.44	April 18, 2018	319,326
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	July 18, 2018	3,042,429
SPDR S&P 500 ETF Trust	120	3,085,800	246.97	July 18, 2018	203,580
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	June 20, 2018	3,042,056
SPDR S&P 500 ETF Trust	120	3,085,800	243.00	June 20, 2018	241,626
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	September 20, 2018	3,026,955
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	December 20, 2017	3,069,601
SPDR S&P 500 ETF Trust	120	3,085,800	226.00	December 20, 2017	371,977
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	February 21, 2018	3,067,821
SPDR S&P 500 ETF Trust	120	3,085,800	234.75	February 21, 2018	285,720
SPDR S&P 500 ETF Trust	120	3,085,800	0.01	March 21, 2018	3,056,169
SPDR S&P 500 ETF Trust	120	3,085,800	239.05	March 21, 2018	242,227
SPDR S&P 500 ETF Trust	120	3,085,800	250.10	September 21, 2018	194,944
TOTAL CALL OPTIONS —					39,991,517
(Cost: $36,004,005)
TOTAL INVESTMENTS — 105.19%					40,142,348
(Cost: $36,154,836)
Liabilities in excess of other assets — (5.19)%					(1,981,994)
NET ASSETS — 100.00%					$38,160,354

(A) Effective 7 day yield as of October 31, 2017.
*    Held as collateral for written options.
See Notes to Financial Statements
7

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Options Written
As of October 31, 2017

OPTIONS WRITTEN — (6.80)%
CALL OPTIONS — (6.80)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust	240	$(6,171,600)	$233.62	November 10, 2017	$ (567,195)
SPDR S&P 500 ETF Trust	240	(6,171,600)	246.80	January 11, 2018	(287,268)
SPDR S&P 500 ETF Trust	240	(6,171,600)	255.50	May 11, 2018	(218,640)
SPDR S&P 500 ETF Trust	240	(6,171,600)	265.50	July 12, 2018	(105,967)
SPDR S&P 500 ETF Trust	240	(6,171,600)	249.50	April 13, 2018	(294,240)
SPDR S&P 500 ETF Trust	240	(6,171,600)	264.70	August 13, 2018	(158,400)
SPDR S&P 500 ETF Trust	240	(6,171,600)	253.50	February 15, 2018	(172,043)
SPDR S&P 500 ETF Trust	240	(6,171,600)	261.80	June 15, 2018	(135,873)
SPDR S&P 500 ETF Trust	240	(6,171,600)	246.25	December 15, 2017	(288,269)
SPDR S&P 500 ETF Trust	240	(6,171,600)	273.75	October 17, 2018	(96,509)
SPDR S&P 500 ETF Trust	240	(6,171,600)	260.00	March 19, 2018	(122,814)
SPDR S&P 500 ETF Trust	240	(6,171,600)	267.00	September 19, 2018	(147,267)
TOTAL CALL OPTIONS WRITTEN —					(2,594,485)
(Premiums received ($2,229,621))
TOTAL OPTIONS WRITTEN – (6.80)%					$ (2,594,485)
(Premiums received ($2,229,621))

See Notes to Financial Statements
8

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of October 31, 2017

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2017:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(2,594,485)	$ —	$(2,594,485)	$1,991,581	$602,904	$ —

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
9

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Assets & Liabilities
October 31, 2017

ASSETS
Investments at fair value (identified cost of $36,154,836)	$40,142,348
Cash deposits with broker	602,904
Receivable for capital stock sold	26,388
Interest receivable	183
Prepaid expenses	6,227
TOTAL ASSETS	40,778,050
LIABILITIES
Call options written, at fair value (premiums received $(2,229,621))	2,594,485
Accrued advisory fees	15,924
Accrued 12b-1 fees.	12
Accrued custody fees	1,250
Accrued administration, fund accounting and transfer agent fees	2,821
Other accrued expenses	3,204
TOTAL LIABILITIES	2,617,696
NET ASSETS	$38,160,354
Net Assets Consist of:
Paid-in-capital applicable to 3,324,976 no par value shares of beneficial
interest outstanding, unlimited shares authorized	$34,723,063
Accumulated net investment income (loss)	(185,357)
Net unrealized appreciation (depreciation) of investments and options written	3,622,648
Net Assets	$38,160,354
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$5,164,245
Shares Outstanding	449,119
Net Assets Value, Offering and Redemption Price Per Share	$11.50
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$32,994,976
Shares Outstanding	2,875,758
Net Assets Value, Offering and Redemption Price Per Share**	$11.47
NET ASSET VALUE PER SHARE
A Class Shares
Net Assets	$1,133
Shares Outstanding	99
Net Assets Value, Offering and Redemption Price Per Share**	$11.46
Maximum Offering Price Per Share*	$12.16

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements
10

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Operations
Period December 21, 2016* to October 31, 2017

INVESTMENT INCOME
Interest	$1,133
Total investment income.	1,133
EXPENSES
Investment management fees (Note 2)	187,330
12b-1 fees (Note 2)
Investor Class	52,704
A Class	2
Recordkeeping and administrative services (Note 2)	23,250
Accounting fees (Note 2)	23,250
Custody fees	6,875
Transfer agent fees (Note 2)	11,456
Professional fees	29,859
Filing and registration fees	2,006
Trustee fees	4,228
Compliance fees	5,805
Shareholder reports	31,449
Shareholder servicing (Note 2)
Institutional Class	5,995
Investor Class	31,964
Insurance	3,204
FLEX Options pricing fees (Note 2)	5,000
Other	17,946
Total expenses	442,323
Management fee waivers and reimbursed expenses (Note 2)	(110,466)
Net Expenses	331,857
Net investment income (loss)	(330,724)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on call options purchased.	2,074,889
Net realized gain (loss) on call options written	(1,929,522)
Net realized gain (loss) on options purchased and written.	145,367
Net increase (decrease) in unrealized appreciation (depreciation) on
call options purchased	3,987,512
Net increase (decrease) in unrealized appreciation (depreciation) on
call options written.	(364,864)
Net increase (decrease) in unrealized appreciation (depreciation) on options
purchased and written	3,622,648
Net realized and unrealized gain (loss)	3,768,015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,437,291

*	Inception date.

See Notes to Financial Statements
11

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Changes in Net Assets

Period
December 21, 2016*
to October 31, 2017
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(330,724)
Net realized gain (loss) on options purchased and written	145,367
Net increase (decrease) in unrealized appreciation (depreciation) of
options purchased and options written	3,622,648
Increase (decrease) in net assets from operations	3,437,291
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	7,787,822
Investor Class	31,342,316
A Class	3,356
Shares redeemed
Institutional Class	(3,120,997)
Investor Class	(1,287,016)
A Class	(2,418)
Increase (decrease) in net assets from capital stock transactions	34,723,063
NET ASSETS
Increase (decrease) during period.	38,160,354
Beginning of period	—
End of period**	$38,160,354
** Includes accumulated net investment income (loss) of:	$(185,357)

*	Inception date

See Notes to Financial Statements
12

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	Period December 21, 2016*
	to October 31, 2017

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.11)
Net realized and unrealized gain (loss) on investments	1.61
Total from investment activities.	1.50

Net asset value, end of period	$11.50

Total Return.	15.00	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.69	%**
Expenses, net of waiver (Note 2)	1.13	%**
Net investment income (loss)	(1.13	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000’s)	$5,164

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
13

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Investor Class
	Period January 31, 2017*
	to October 31, 2017

Net asset value, beginning of period	$10.12

Investment activities
Net investment income (loss)(1)	(0.11)
Net realized and unrealized gain (loss) on investments	1.46
Total from investment activities.	1.35

Net asset value, end of period	$11.47

Total Return.	13.34	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.79	%**
Expenses, net of waiver (Note 2)	1.36	%**
Net investment income (loss)	(1.36	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000’s)	$32,995

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
14

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	A Class
	Period January 31, 2017*
	to October 31, 2017

Net asset value, beginning of period	$10.12

Investment activities
Net investment income (loss)(1)	(0.11)
Net realized and unrealized gain (loss) on investments	1.45
Total from investment activities.	1.34

Net asset value, end of period	$11.46

Total Return.	13.24	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.36	%**
Expenses, net of waiver (Note 2)	1.39	%**
Net investment income (loss)	(1.39	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000’s)	$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
15

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017

Note 1 – Organization and Significant Accounting Policies
The CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was December 21, 2016.
The investment objective is to track, before fees and expenses, the performance of the CBOE® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair
16

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
The CBOE® S&P 500® Enhanced Growth Index Series methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), the majority owner of the Adviser. The NAV of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.
FLEX Options are valued by an affiliated pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the fair value of the securities of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the value of the securities held by the Fund, securities will not be priced on the basis of quotations from the
17

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$150,831	$—	$—	$150,831
Call Options	—	39,991,517	—	39,991,517
	$150,831	$39,991,517	$—	$40,142,348
Liabilities
Call Options written	$—	$(2,594,485)	$—	$(2,594,485)

Refer to the Fund’s Schedules of Investments and Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the period December 21, 2016 to October 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period December 21, 2016 to October 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
18

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no
19

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

effect on net assets or net asset value per share. For the period December 21, 2016 to October 31, 2017, such reclassifications reduced net realized gain and accumulated undistributed net investment loss by $145,367.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers A Class, C Class, Investor Class and Institutional Class shares. A Class shares include a maximum front-end sales charge of 5.75%. A, C and Investor Class shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase. At October 31, 2017, there were no C Class shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.
20

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Derivative	Fair Value Asset Derivatives*
Purchased Options – Call	$39,991,517

Derivative	Fair Value Liability Derivatives**
Written Options – Call	$ (2,594,485)

*	Statement of Assets and Liabilities location: Investments at fair value
**	Statement of Assets and Liabilities location: Call options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period December 21, 2016 to October 31, 2017 is as follows:

Change in
Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Call	$ 2,074,889	$ 3,987,512
Written Options – Call	(1,929,522)	(364,864)

*	Statement of Operations location: Net realized gain (loss) on call options purchased and call options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased and call options written, respectively.

The average volume of activity for written options for the Fund during the period ended October 31, 2017 is as follows:

Average notional value of :
Purchased Options	$ 51,308,760
Written Options	$ (51,308,760)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is
21

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received
22

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the period December 21, 2016 to October 31, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$ 187,330	$ 110,466	$ —

Effective July 14, 2017, the Adviser entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Advisor had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of October 31, 2017 was $110,466 which expires October 31, 2020.
23

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period December 21, 2016 to October 31, 2017, FDCC received no underwriting fees.
The Board has adopted a Distribution and Service Plans for the Fund’s Investor Class, A Class and C Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Share and A Class Share expenses and 1.00% for C Class Share expenses. With respect to C Class Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.
The Fund has adopted a shareholder service plan on behalf of its Investor, Institutional, A Class and C Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund
24

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

believes the shareholder services plans are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

	Class	Type	Fees
Institutional		Shareholder servicing	$ 5,995
Investor		12b-1	52,704
Investor		Shareholder servicing	31,964
A		12b-1	2

Commonwealth Fund Services, Inc. ("CFS") acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period December 21, 2016 to April 30, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$23,250	$11,456	$23,250

The Fund receives pricing from CBOE. For the period December 21, 2016 to October 31, 2017, CBOE received $5,000 for its pricing services.
Certain officers of the Trust are also officers and/or directors of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the period December 21, 2016 to October 31, 2017, were as follows:

Purchases	Sales
$67,292,103	$33,364,171

The above amounts do not include the following:

Premiums	Written
from Options	Options
Written	Bought Back
$8,837,234	$8,537,135

25

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.
There were no distributions paid during the period December 21, 2016 to October 31, 2017.
As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Period
December 21,
2016 to
October 31,
2017
Other accumulated (loss)	$(185,357)
Net unrealized appreciation (depreciation) on investments and options written	3,622,648
$3,437,291

Other accumulated (loss) relates to Late Year Ordinary Loss Deferral of $185,357.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$36,154,836	$3,987,513	$—	$3,987,513

26

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
October 31, 2017 — (Continued)

Note 5 – Capital Stock Transactions

Capital stock transactions were:
		Period
		January 31, 2017
	December 21,	to October 31,	January 31,
	2016	2017	2017
	Institutional	Investor	A
	Class Shares	Class Shares	Class Shares
Shares sold	737,018	2,992,915	321
Shares redeemed	(287,899)	(117,157)	(222)
	449,119	2,875,758	99

Note 6 – Organizational and Offering Costs
The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.
Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
27

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Report of Independent Registered Public Accounting Firm
October 31, 2017

To the Shareholders of CBOE Vest S&P 500® Enhanced Growth Strategy Fund and Board of Trustees of World Funds Trust
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the “Fund”), a series of World Funds Trust, as of October 31, 2017, and the related statements of operations and changes in net assets for the period December 21, 2016 (commencement of operations) through October 31, 2017, and the financial highlights for the periods ended October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CBOE Vest S&P 500® Enhanced Growth Strategy Fund as of October 31, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 16, 2018
28

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

Non-Interested Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	51	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University, Professor
of Marketing from 1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	51	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community Financial	51	Independent Trustee
(81)	Since August 2013	Institutions Consulting (bank		of Chesapeake
Trustee		consulting) since 1997 to present.		Investment Trust for
the one series of that
trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

29

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)

Officers Who Are Not Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since August 2017	Development, Commonwealth
President and Principal		Fund Services, Inc., October
Executive Officer		2013 – present; Senior Vice
President of Business Development
and other positions for Huntington
Asset Services, Inc. from 1986
to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and Principal		Services, Inc., 2003 to present.
Financial Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration	N/A	N/A
(62)	Since November	and Fund Accounting,
Assistant Treasurer	2015	Commonwealth Fund
Services, Inc., 2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since November	John H. Lively & Associates, Inc.
Secretary	2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(54)	Since November	Operations, Commonwealth Fund
Assistant Secretary	2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since August 2013	Solutions, LLC (investment
Chief Compliance		compliance and consulting)
Officer		since March 2007.

30

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
31

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charge(loads) on purchases of A Class shares or redemption fees on certain redemptions made within 30 days of purchase of Investor and A Class shares and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest S&P 500 Enhanced Growth Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2017, and held for the six months ended October 31, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
32

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Fund Expenses (unaudited) (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(5/1/17
	(5/1/17)	(10/31/17)	Ratio	to 10/31/17)
Institutional Class Actual	$1,000.00	$1,074.77	1.08%	$ 5.65
Institutional Class Hypothetical**	$1,000.00	$1,019.60	1.08%	$ 5.50
Investor Class Actual	$1,000.00	$1,072.97	1.31%	$6.84
Investor Class Hypothetical	$1,000.00	$1,018.45	1.31%	$6.66
A Class Actual	$1,000.00	$1,072.03	1.42%	$7.42
A Class Hypothetical	$1,000.00	$1,017.90	1.42%	$7.22

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses.

33

Investment Adviser:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
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37

CBOE VEST

The CBOE Vest Family of Funds

Annual Report to Shareholders

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

October 31, 2017

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Shareholder Letter
October 31, 2017
Dear Shareholder:
We are pleased to present the CBOE Vest S&P 500® Dividend Aristocrats Target Income (the “Fund”) Annual Report to Shareholders for the fiscal year ending October 31, 2017.
For the period commencing with the fund inception date, September 11, 2017, through October 31, 2017, the net asset value (“NAV”) per Institutional Class Share of the Fund increased by 2.50%, compared with an increase of 2.77% for the CBOE S&P 500® Dividend Aristocrats Target Income Index.
Stock Market Performance
For the period from fund inception through October 31, 2017, the S&P 500® Index gained 3.7%. Six of the eleven sectors within the S&P 500® Index were up during the period.  The top two sectors were Financials and Information Technology, returning 9.0% and 8.0%, respectively.  The two worst performing sectors for the index were Consumer Staples and Real Estate, down 3.4% and 2.1%, respectively.
Across the market capitalization spectrum, both mid-cap and small-cap stocks outperformed the S&P 500®.  The S&P 400® Midcap Index returned +5.7% while the Russell 2000® Small-Cap index returned 6.4%.
As of period-end, the dividend yield of about 2.0% on the S&P 500® was about 0.4% lower than the 10-Year U.S. Treasury note yield of 2.4%.  This relationship is a reversal from a year prior, when the dividend yield exceeded the 10-Year U.S. Treasury note yield by 0.2%.
CBOE Vest Lineup is Expanding
During the year ending October 31, 2017, the CBOE Vest Financial LLC (the “Adviser”) team launched one additional fund, bringing our total up to four funds.  We remain focused on executing our strategy and continue offering new and innovative products to help you manage risks or enhance returns.
Thank you for your continued support and trust in our ability to manage your investments in the Fund.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Comparison of $100,000 Investment
As of October 31, 2017 (unaudited)
Institutional Shares
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund vs. CBOE® Vest S&P 500® Dividend Aristocrats Target Income Index

Institutional Shares
Total
Return
Since Inception
9/11/17* to 10/31/17
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund	2.50%
CBOE Vest S&P 500® Dividend Aristocrats Target Income Index	2.77%
S&P 500® Index	3.50%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)
Investor Class Shares
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund vs. CBOE® Vest S&P 500® Dividend Aristocrats Target Income Index

Investor Shares
Total
Return
Since Inception
9/11/17* to 10/31/17
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund	2.30%
CBOE Vest S&P 500® Dividend Aristocrats Target Income Index	2.77%
S&P 500® Index	3.50%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)
A Shares
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund vs. CBOE® Vest S&P 500® Dividend Aristocrats Target Income Index

A Shares
Total
Return
Since Inception
9/11/17* to 10/31/17
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund	2.40%
CBOE Vest S&P 500® Dividend Aristocrats Target Income Index	2.77%
S&P 500® Index	3.50%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.
The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Comparison of $10,000 Investment
As of October 31, 2017 (unaudited)
C Shares
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund vs. CBOE® Vest S&P 500® Dividend Aristocrats Target Income Index

C Shares
Total
Return
Since Inception
9/11/17* to 10/31/17
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund	2.30%
CBOE Vest S&P 500® Dividend Aristocrats Target Income Index	2.77%
S&P 500® Index	3.50%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
* Inception date.

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Holdings by Type as Percentage of Net Assets
As of October 31, 2017 (unaudited)

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of October 31, 2017

		Fair
	Shares	Value
COMMON STOCKS(B) – 98.44%
BEVERAGES – 3.91%
Brown-Forman Corp.- Class B	2,370	$135,137
The Coca-Cola Co.	2,879	132,376
		267,513
CONSUMER DISCRETIONARY – 11.58%
Genuine Parts Co.	1,500	132,345
Leggett & Platt, Inc.	2,798	132,234
Lowe's Companies, Inc.	1,663	132,957
McDonald's Corp.	794	132,527
Target Corp.	2,217	130,892
VF Corp.	1,889	131,569
		792,524
ENERGY – 3.88%
Chevron Corp.	1,154	133,737
Exxon Mobil Corp.	1,581	131,776
		265,513
FINANCIAL – 9.64%
AFLAC, Inc.	1,575	132,127
Franklin Resources, Inc.	3,104	130,772
Cincinnati Financial Corp.	1,875	131,569
S&P Global, Inc.	845	132,217
T. Rowe Price Group Inc.	1,429	132,754
		659,439
FOOD & STAPLE RETAILING – 13.56%
Archer-Daniels-Midland Co.	3,084	126,043
Hormel Foods Corp.	4,380	136,481
McCormick & Company, Inc.	1,348	134,166
SYSCO Corp.	2,414	134,267
The Procter & Gamble Co.	1,531	132,187
Walgreens Boots Alliance, Inc.	1,993	132,076
Wal-Mart Stores, Inc.	1,519	132,624
		927,844

See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of October 31, 2017
		Fair
	Shares	Value
HEALTH CARE – 13.49%
AbbVie Inc.	1,452	$131,043
Abbott Laboratories	2,432	131,887
C. R. Bard, Inc.	404	132,136
Becton Dickinson and Co.	633	132,088
Cardinal Health, Inc.	2,140	132,466
Johnson & Johnson	943	131,464
Medtronic, PLC	1,640	132,053
		923,137
HOUSEHOLD PRODUCTS – 7.81%
Colgate-Palmolive Co.	1,908	134,419
The Clorox Co.	1,054	133,363
Kimberly-Clark Corp.	1,187	133,549
PepsiCo, Inc.	1,204	132,717
		534,048
INDUSTRIAL – 17.23%
Cintas Corp.	885	131,900
3M Co.	572	131,669
Dover Corp.	1,378	131,585
Emerson Electric Co.	1,961	126,406
General Dynamics Corp.	640	129,907
Illinois Tool Works Inc.	839	131,320
Pentair PLC	1,884	132,747
Stanley Black & Decker, Inc.	817	131,986
W.W. Grainger, Inc.	662	130,877
		1,178,397
INFORMATION TECHNOLOGY – 1.92%
Automatic Data Processing	1,129	131,258
MATERIALS – 9.63%
Air Products & Chemicals, Inc.	826	131,689
Ecolab Inc.	1,009	131,836
Nucor Corp.	2,258	130,580
PPG Industries, Inc.	1,137	132,165
Sherwin-Williams Co.	335	132,375
		658,645
REAL ESTATE – 1.92%
Federal Realty Investment Trust	1,091	131,487

See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of October 31, 2017

		Fair
	Shares	Value
TELECOMMUNICATION SERVICES – 1.94%
AT&T Inc.	3,937	$132,480
UTILITIES – 1.93%
Consolidated Edison, Inc.	1,537	132,259
TOTAL COMMON STOCKS – 98.44%		6,734,544
(Cost: $6,661,023)
MONEY MARKET FUNDS – 3.38%
Federated Treasury Obligations Fund, 0.90%(A)	230,934	230,934
(Cost: $230,934)
TOTAL INVESTMENTS – 101.82%
(Cost: $6,891,957)		6,965,478
Liabilities, in excess of other assets – (1.82)%		(124,712)
NET ASSETS – 100.00%		$6,840,766

(A) Effective 7 day yield as of October 31, 2017
(B)All or a portion of securities are held as collateral for options written.

See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Options Written
As of October 31, 2017
Number
of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS WRITTEN – (0.06)%
AbbVie Inc.	2	$(18,050)	$91.93	11/3/17	$(62)
Abbott Laboratories	3	(16,269)	55.37	11/3/17	(21)
Archer-Daniels-Midland Co.	3	(12,261)	43.07	11/3/17	(7)
Automatic Data Processing	1	(11,626)	118.25	11/3/17	(198)
AFLAC, Inc.	2	(16,778)	83.94	11/3/17	(79)
Air Products & Chemicals, Inc.	1	(15,943)	160.88	11/3/17	(21)
Franklin Resources, Inc.	3	(12,639)	42.88	11/3/17	(14)
Brown-Forman Corp- Class B	3	(17,106)	55.88	11/3/17	(340)
Cardinal Health, Inc.	2	(12,380)	62.01	11/3/17	(143)
Cincinnati Financial Corp.	2	(14,034)	71.03	11/3/17	(38)
Colgate-Palmolive Co.	2	(14,090)	70.40	11/3/17	(83)
Cintas Corp.	1	(14,904)	151.56	11/3/17	(8)
Chevron Corp	1	(11,589)	113.54	11/3/17	(239)
Dover Corp.	1	(9,549)	96.00	11/3/17	(51)
Ecolab Inc.	1	(13,066)	131.99	11/3/17	—	(B)
Consolidate Edison, Inc.	2	(17,210)	85.92	11/3/17	(101)
Emerson Electric Co.	2	(12,892)	67.38	11/3/17	(99)
Federal Realty Investments Trust .	1	(12,052)	121.45	11/3/17	(51)
Genuine Parts Co.	2	(17,646)	88.35	11/3/17	(100)
Hormel Foods Corp.	3	(9,348)	30.38	11/3/17	(234)
Leggett & Platt, Inc.	3	(14,178)	49.45	11/3/17	—	(B)
Lowe’s Companies, Inc.	2	(15,990)	80.61	11/3/17	(39)
Medtronic, PLC	2	(16,104)	81.30	11/3/17	(20)
McCormick & Company, Inc.	1	(9,953)	99.36	11/3/17	(65)
Nucor Corp.	2	(11,566)	59.49	11/3/17	(34)
PepsiCo, Inc.	1	(11,023)	110.60	11/3/17	(42)
The Procter & Gamble Co.	1	(8,634)	87.04	11/3/17	(17)
Pentair PLC	2	(14,092)	70.13	11/3/17	(129)
PPG Industries, Inc.	1	(11,624)	117.93	11/3/17	—	(B)
SYSCO Corp.	2	(11,124)	54.80	11/3/17	(201)
AT&T Inc.	3	(10,095)	33.97	11/3/17	(2)
Target Corp.	3	(17,712)	60.26	11/3/17	(103)
The Coca-Cola Co.	3	(13,794)	46.07	11/3/17	(38)
T. Rowe Price Group Inc.	2	(18,580)	93.98	11/3/17	(1)
VF Corp.	2	(13,930)	70.90	11/3/17	(25)
Walgreens Boots Alliance, Inc.	2	(13,254)	64.48	11/3/17	(1,649)
Wal-Mart Stores, Inc.	2	(17,462)	88.17	11/3/17	(52)
Exxon Mobil Corp.	2	(16,670)	83.71	11/3/17	(42)
TOTAL CALL OPTIONS WRITTEN	(4,348)
(Premiums received: $ 4,801)
TOTAL OPTIONS WRITTEN – (0.06%)	$(4,348)
(Premiums received: $ 4,801)

(B)	Amount is less than $1.
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of October 31, 2017

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October  31, 2017:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(4,348)	$—	$(4,348)	$4,348	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Statement of Assets and Liabilities
October 31, 2017
ASSETS
Investments at fair value (identified cost of $6,891,957) (Note 1)	$6,965,478
Cash	9,138
Receivable for securities sold	164,103
Dividends and interest receivable	9,039
Prepaid expenses	1,794
TOTAL ASSETS	7,149,552

LIABILITIES
Call options written at fair value (premiums received $4,801)	4,348
Payable for securities purchased	285,798
Accrued advisory fees	10,003
Accrued 12b-1 fees	296
Accrued trustees fees	443
Accrued custody fees	1,875
Accrued administration, fund accounting, and transfer agent fees	5,150
Accrued professional fees	583
Other accrued expenses	290
TOTAL LIABILITIES	308,786
NET ASSETS	$6,840,766

Net Assets Consist of:
Paid-in-capital applicable to 667,772 no par value shares of beneficial interest
outstanding, unlimited shares authorized	$6,724,938
Accumulated net investment income (loss)	8,332
Accumulated net realized gain (loss) on investments	33,522
Net unrealized appreciation (depreciation) of investments and options written	73,974
Net Assets	$6,840,766

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$5,572,310
Shares Outstanding	543,874
Net Assets Value, Offering and Redemption Price Per Share	$10.25

Investor Class Shares
Net Assets	$196,685
Shares Outstanding	19,225
Net Assets Value, Offering and Redemption Price Per Share**	$10.23

A Class Shares
Net Assets	$833,489
Shares Outstanding	81,386
Net Assets Value, Offering and Redemption Price Per Share**	$10.24
Maximum Offering Price Per Share*	$10.87

C Class Shares
Net Assets	$238,282
Shares Outstanding	23,287
Net Assets Value, Offering and Redemption Price Per Share**	$10.23

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Statement of Operations
Period September 11, 2017* to October 31, 2017
INVESTMENT INCOME
Dividend	$15,800
Interest short term	240
Total investment income	16,040

EXPENSES
Investment management fees (Note 2)	5,852
12b-1 fees (Note 2)
Investor Class	25
A Class	181
C Class	90
Recordkeeping and administrative services (Note 2)	1,563
Accounting fees (Note 2)	1,563
Custody fees	1,875
Transfer agent fees (Note 2)	1,125
Professional fees	4,833
Trustee fees	443
Compliance fees	583
Shareholder reports	3,114
FLEX Options pricing fees (Note 2)	900
Other	350
Total expenses	22,497
Management fee waivers and reimbursed expenses (Note 2)	(14,789)
Net Expenses	7,708
Net investment income (loss)	8,332

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	44,900
Net realized gain (loss) on call options written	(11,378)
Net realized gain (loss) on investments and options written	33,522
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	73,521
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	453
Net increase (decrease) in unrealized appreciation (depreciation)
on investments and options written	73,974
Net realized and unrealized gain (loss)	107,496
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$115,828

*	Inception Date
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Statement of Changes in Net Assets

Period
September 11, 2017*
to October 31, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$8,332
Net realized gain (loss) on investments and options written	33,522
Net increase (decrease) in unrealized appreciation (depreciation) of investments,
options purchased and written	73,974
Increase (decrease) in net assets from operations	115,828

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	10,521,458
Investor Class	197,300
A Class	824,625
C Class	239,260
Shares redeemed
Institutional Class	(5,057,705)
Investor Class	—
A Class	—
C Class	—
Increase (decrease) in net assets from capital stock transactions	6,724,938

NET ASSETS
Increase (decrease) during period	6,840,766
Beginning of period	—
End of period**	$6,840,766
**Includes accumulated net investment income (loss) of:	$8,332

*	Inception date.
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	Period
	September 11, 2017*
	to October 31, 2017
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.24
Total from investment activities	0.25
Net asset value, end of period	$10.25
Total Return	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.89	%**
Expenses, net of waiver (Note 2)	0.95	%**
Net investment income (loss)	1.11	%**
Portfolio turnover rate	9.77	%***
Net assets, end of period (000’s)	$5,572

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Inception date.
** Annualized
***Not annualized
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Investor Class
	Period
	September 11, 2017*
	to October 31, 2017
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.22
Total from investment activities	0.23
Net asset value, end of period	$10.23
Total Return	2.30	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.69	%**
Expenses, net of waiver (Note 2)	1.20	%**
Net investment income (loss)	0.78	%**
Portfolio turnover rate	9.77	%***
Net assets, end of period (000’s)	$197

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Inception date.
** Annualized
***Not annualized
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights
Selected per Share Data Throughout each Period

	A Class
	Period
	September 11, 2017* to
	October 31, 2017
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.23
Total from investment activities	0.24
Net asset value, end of period	$10.24
Total Return	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.97	%**
Expenses, net of waiver (Note 2)	1.20	%**
Net investment income (loss)	0.88	%**
Portfolio turnover rate	9.77	%***
Net assets, end of period (000’s)	$833

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Inception date.
** Annualized
***Not annualized
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights
Selected per Share Data Throughout each Period

	C Class
	Period
	September 11, 2017* to
	October 31, 2017
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	—
Net realized and unrealized gain (loss) on investments	0.23
Total from investment activities	0.23
Net asset value, end of period	$10.23
Total Return	2.30	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.23	%**
Expenses, net of waiver (Note 2)	1.95	%**
Net investment income (loss)	(0.27	%)**
Portfolio turnover rate	9.77	%***
Net assets, end of period (000’s)	$238

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Inception date.
** Annualized
***Not annualized
See Notes to Financial Statements

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017
Note 1 – Organization and Significant Accounting Policies
The CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was September 11, 2017.
The investment objective is to seek to track the price and yield performance, before fees and expenses, of the CBOE S&P 500® Dividend Aristocrats Target Income Index (the “Index”).
In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
The CBOE® S&P®  Dividend Aristocrats®  Target Income Index methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), a majority owner of the Adviser. The NAV of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®.
FLEX Options are valued by an affiliated pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the fair value of the securities of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the value of securities held by the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:
		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Common Stocks	$6,734,544	$—	$—	$6,734,544
Money Market Funds	230,934	—	—	230,934
	$6,965,478	$—	$—	$6,965,478
Liabilities
Put Options Written	$—	$(4,348)	$—	$(4,348)

Refer to the Fund’s Schedule of Investments and Schedule of Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the period September 11, 2017 to October 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period ended October 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended October 31, 2017, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
The Fund currently offers Class A, Class C, Investor Class and Institutional Class shares. A Class shares include a maximum front-end sales charge of 5.75%. A, C and Investor Class shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Liability Derivatives
Written Options – Call	$(4,348	)*

* Statement of Assets and Liabilities location: Call options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended October 31, 2017 is as follows:

Change in
Unrealized Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives Recognized	Derivatives Recognized
Derivative	in Income*	in Income**
Written Options – Call	$ (11,378)	$ 453

*	Statement of Operations location: Net realized gain (loss) on call options written.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options written.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
The average volume of activity for options written for the Fund during the period ended October 31, 2017 is as follows:
Average notional value of:
Written Options	$ (476,637)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the period September 11, 2017 to October 31, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:
	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$ 5,852	$ 5,852	$ 8,937

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements as of October 31, 2017 and expiration dates was as follows:
Recoverable Reimbursements and Expiration Dates
2020	Total
$ 14,789	$ 14,789

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares and Class A Shares expenses and 1.00% for Class C Share expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.
The Fund has adopted a shareholder service plan with respect to its Investor, Institutional Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
For the period September 11, 2017 to October 31, 2017, the following expenses were incurred:
Class	Type of Plan	Fees Incurred
Investor	12b-1	$ 25
A	12b-1	181
C	12b-1	90

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period September 11, 2017 to October 31, 2017, FDCC received no underwriting fees.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period September  11, 2017 to October 31, 2017, CFS received the following fees:
Administration	Transfer Agent	Accounting
$ 1,563	$ 1,125	$ 1,563

The Fund receives pricing from CBOE, an affiliate of the Advisor. For the period September 11, 2017 to October 31, 2017, CBOE received $900 for its pricing services.
Certain officers of the Trust are also officers and/or directors of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the period ended October 31, 2017, were as follows:
Purchases	Sales
$ 7,161,466	$ 545,343

The above amounts do not include the following:
Premiums from	Options
Options Written	Bought Back
$ 29,227	$ 35,812

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
There were no distributions during the period September  11, 2017 to October 31, 2017.
As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:
Period ended
October 31, 2017
Accumulated net investment income (loss)	$74,822
Other accumulated (loss)	(29,879)
Net unrealized appreciation (depreciation)	70,885
$115,828
Other accumulated losses relates to straddle loss deferral of $29,879.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 6,895,046	$ 179,432	$ (109,000)	$ 70,432

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
October 31, 2017 — (Continued)
Note 5 – Capital Stock Transactions
Capital stock transactions were:
	Period September 11, 2017 to October 31, 2017
	Institutional	Investor	A	C
Shares sold	1,043,874	19,225	81,386	23,287
Shares redeemed	(500,000)	—	—	—
Net increase (decrease)	543,874	19,225	81,386	23,287

Note 6 – Organizational and Offering Costs
The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.
Note 7 – Subsequent Events
On December  29, 2017, the Fund distributed $90,307 of its accumulated undistributed net investment income to its shareholders of record on December  28, 2017. Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Report of Independent Registered Public Accounting Firm
October 31, 2017
To the Shareholders CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund and Board of Trustees of World Funds Trust
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”), a series of World Funds Trust, as of October 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period September 11, 2017 (commencement of operations) through October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund as of October 31, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period September 11, 2017 (commencement of operations) through October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 16, 2018

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited)
Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.
Non-Interested Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	51	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University,
Professor of Marketing from
1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	51	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community	51	Independent Trustee of
(81)	Since	Financial Institutions Consulting		Chesapeake
Trustee	August 2013	(bank consulting) since 1997		Investment Trust for the
		to present.		one series of that trust;
Leeward Investment Trust
for the one series of that
trust; Hillman Capital
Management Investment
Trust for the one series of
that trust; and Starboard
Investment Trust for the
17 series of that trust; (all
registered investment
companies).

Supplemental Information

World Funds Trust (The “Trust”)

October 31, 2017 (unaudited) (Continued)

Officers Who Are Not Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position(s)	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since	Development, Commonwealth
President and	August 2017	Fund Services, Inc.,
Principal Executive		October 2013 – present; Senior
Officer		Vice President of Business
Development and other positions
for Huntington Asset Services, Inc.
from 1986 to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and		Services, Inc., 2003 to present.
Principal Financial
Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration and	N/A	N/A
(63)	Since	Fund Accounting, Commonwealth
Assistant Treasurer	November 2015	Fund Services, Inc.,
2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since	John H. Lively & Associates, Inc.
Secretary	November 2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(54)	Since	Operations, Commonwealth Fund
Assistant Secretary	November 2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since	Solutions, LLC (investment
Chief Compliance	August 2013	compliance and consulting) since
Officer		March 2007.

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on July 14, 2017, the Board reviewed and discussed the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and CBOE Vest with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund”) Aristocrats Fund. Legal Counsel (“Counsel”) noted that the Investment Company Act of 1940, as amended (the “1940 Act”) requires the approval of the investment advisory agreement between the Trust and its service providers by a majority of the Independent Trustees.
The Board reflected on its discussions regarding the proposed Advisory Agreement, expense limitation agreement and the anticipated manner in which the Aristocrats Fund would be managed with representatives from CBOE Vest at the Meeting. Counsel referred to the Meeting Materials that had been provided in connection with the approval of the Advisory Agreement for the Aristocrats Fund and reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement.
In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Aristocrats Fund, including

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)
information presented to the Board in CBOE Vest’s presentation earlier in the Meeting, as well as prior presentations by CBOE Vest’s staff at other meetings of the Board, including information regarding the expense limitation arrangements and the manner in which the Aristocrats Fund would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Aristocrats Fund and their shareholders; (ii) presentations by CBOE Vest management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Aristocrats Fund; (iii) disclosure information contained in the registration statement of the Trust and the investment descriptions of the Aristocrats Fund, and the Form ADV of CBOE Vest; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about CBOE Vest, including financial information, a description of personnel and the services provided to the Aristocrats Fund, information on investment advice, performance, summaries of anticipated expenses for the Aristocrats Fund, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information; (iii) the anticipated effect of size on the Aristocrats Fund’ performance and expenses; and (iv) benefits to be realized by CBOE Vest from its relationship with the Trust and the Aristocrats Fund. The Board also considered the affiliations of CBOE Vest and the potential compliance issues that could arise from those affiliations – as had been noted at previous meetings, the Board noted that CBOE Vest had taken measures to ensure that any arrangements potentially involving the Aristocrats Fund and affiliates of CBOE Vest would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)
The nature, extent, and quality of the services to be provided by CBOE Vest.
In this regard, the Board considered the responsibilities of CBOE Vest under the Advisory Agreement. The Board reviewed the services to be provided by CBOE Vest to the Aristocrats Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Aristocrats Fund’s investment objectives and limitations; the anticipated coordination of services for the Aristocrats Fund among the service providers, and the anticipated efforts of CBOE Vest to promote the Aristocrats Fund and grow assets. The Board considered: CBOE Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial condition of CBOE Vest and its affiliates. The Board considered the measures that CBOE Vest had put in place to ensure compliance with applicable law and regulations, including specifically those governing relationships with affiliates of CBOE Vest. After reviewing the foregoing and further information from CBOE Vest, the Board concluded that the quality, extent, and nature of the services to be provided by CBOE Vest were satisfactory and adequate for the Aristocrats Fund.
Investment Performance of the Aristocrats Fund.
The Board noted that the Aristocrats Fund has not yet commenced operations. The Board also noted that CBOE Vest provides managed account product offerings to individuals and other advisers, but that those investments are customized for each individual customer and that due to this high level of customization performance of the strategies could not be compared to how the Aristocrats Fund would operate.
The costs of services to be provided and profits to be realized by CBOE Vest from the relationship with the Aristocrats Fund.
In this regard, the Board considered: the financial condition of CBOE Vest and the level of commitment to the Aristocrats Fund by the Adviser’s principals and its affiliate and the expenses of the Aristocrats Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Aristocrats Fund. The Board compared the fees and expenses of the Aristocrats Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board compared the Aristocrats Fund to other funds

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)
anticipated to be in the same category of Morningstar. In light of the foregoing, the Board expressed the view that the advisory fees for the Aristocrats Fund was within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.
The extent to which economies of scale would be realized as the Aristocrats Fund grow and whether advisory fee levels reflect these economies of scale for the benefit of the Aristocrats Fund’s investors.
In this regard, the Board considered the Aristocrats Fund’s fee arrangements with CBOE Vest. The Board noted that the advisory fee includes certain breakpoints that would create economies of scale for the Aristocrats Fund once its assets reached certain levels. The Board also considered the proposed and anticipated expense caps and expressed the view that these caps would provide similar benefits as breakpoints except that the caps could be more beneficial in the early stages of operations for the Aristocrats Fund as the funds would not have to reach high levels of assets in order to benefit from the cap. Following further discussion of the Aristocrats Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Aristocrats Fund’s fee arrangement with CBOE Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by CBOE Vest.
Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Aristocrats Fund; the basis of decisions to buy or sell securities for the Aristocrats Fund; the method for bunching of portfolio securities transactions; the substance and administration of CBOE Vest’s Code of Ethics and other relevant policies described in CBOE Vest’s Form ADV. The Board noted that CBOE Vest may benefit by being able to direct smaller accounts into the Aristocrats Fund. The Board also considered conflicts of interests associated with the parent affiliate of CBOE Vest especially in light of the nature of the Aristocrats Fund. The Board noted that it was possible that the Aristocrats Fund could receive certain other services from CBOE Vest and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations and interpretations thereof (collectively, the “Laws”), the Aristocrats Fund could engage in transactions in securities that trade on CBOE exchanges. The Board considered the procedures that CBOE Vest had put in place and planned on putting in place

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited) (Continued)
to ensure that any arrangements for services to the Aristocrats Fund from affiliates of CBOE Vest would be done in accordance with the Laws. It was noted that CBOE Vest may receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that CBOE Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by CBOE Vest from managing the Aristocrats Fund were satisfactory.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board members, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of A Class shares or deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest Defined Distribution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 11, 2017, and held for the period ended October 31, 2017.
Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Fund Expenses (unaudited) (Continued)
				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	(9/11/17 to
	(9/11/17)	(10/31/17)	Ratio	10/31/17)
Institutional Class Actual	$1,000.00	$1,025.00	0.95%	$ 1.32
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$ 1.31
Investor Class Actual	$1,000.00	$ 1,023.00	1.20%	$ 1.66
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$ 1.66
A Class Actual	$1,000.00	$1,024.00	1.20%	$ 1.66
A Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$ 1.66
C Class Actual	$1,000.00	$1,023.00	1.95%	$ 2.70
C Class Hypothetical**	$1,000.00	$1,015.25	1.95%	$ 2.69

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 50 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

Investment Advisor:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,800 for 2017 and $29,000  for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,000 for 2017 and $6,000 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: January 16, 2018

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: January 16, 2018

* Print the name and title of each signing officer under his or her signature.